Revenue from Contract with Customers - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Non-current	$ 1,000	$ 1,000
Current	1,941	935
Total	$ 2,941	$ 1,935